Basis of Presentanion and General Information (Table) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer A
Concentration Risk [Line Items]
Major customer revenue percentage	14.00%	14.00%	0.00%
Customer B
Concentration Risk [Line Items]
Major customer revenue percentage	19.00%	18.00%	33.00%
Customer C
Concentration Risk [Line Items]
Major customer revenue percentage	13.00%	12.00%	13.00%
Customer D
Concentration Risk [Line Items]
Major customer revenue percentage	15.00%	30.00%	18.00%
Customer E
Concentration Risk [Line Items]
Major customer revenue percentage	13.00%	14.00%	12.00%
Customer F
Concentration Risk [Line Items]
Major customer revenue percentage	15.00%	0.00%	0.00%